INCOME TAXES (Details - Schedule of components of income tax expense) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Current Hong Kong	$ 2,189	$ 19,113
Deferred Hong Kong	0	0
Provision for income taxes	$ 2,189	$ 19,113